Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	Jun. 30, 2018	Jun. 30, 2017
Memorandum Items [Abstract]
Cash	€ 6,540	€ 6,881
Cash equivalents at central banks	84,721	62,909
Other financial assets	16,426	13,901
Total cash and cash equivalents	€ 107,687	€ 83,691